EQUIPMENT - NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
SCHEDULE OF EQUIPMENT-NET

Equipment consists of the following as of December 31, 2025, and 2024:

	December 31, 2025	December 31, 2024
Equipment	$15,000	$15,000
Less: accumulated depreciation	(15,000)	(15,000)

Total Equipment	$-	$-